FAIR VALUE MEASUREMENT (Details 2) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) shares
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Redeemable crossover preferred shares | shares	34,868
S P A C Transaction Scenario [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Probability weighting	35.00%
Incentive shares	$ 21,597
Redeemable crossover preferred shares | shares	15,675
Redeemable crossover preferred - put option	$ 21,326
Fair value of redeemable crossover preferred shares	$ 58,598
Staying Private Scenario [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Probability weighting	65.00%
Incentive shares
Redeemable crossover preferred shares | shares	28,574
Redeemable crossover preferred - put option
Fair value of redeemable crossover preferred shares	28,574
Weighted Average Value [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Incentive shares	$ 7,559
Redeemable crossover preferred shares | shares	24,059
Redeemable crossover preferred - put option	$ 7,464
Fair value of redeemable crossover preferred shares	$ 39,082